Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Provident Bancorp, Inc. /MD/
Entity Central Index Key	0001778784
Entity Filer Category	Accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true